Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Antidilutive Securities Excluded From The Dilutive Calculations	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Dilutive Calculations	2,474,867	1,907,471	1,973,863	2,000,045
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Dilutive Calculations	1,236,212	550,977	550,977	607,873
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Dilutive Calculations	711,455	835,544	853,937	931,472
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Dilutive Calculations	527,200	520,950	568,950	460,700